Variable Interest Entity (Details) - Schedule of description of operating results of Variable Interest Entities - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity (Details) - Schedule of description of operating results of Variable Interest Entities [Line Items]
Net sales	$ 6,860,282	$ 3,460,566
Cost of goods sold, inclusive of depreciation	4,901,237	2,237,004
Gross profit	1,959,045	1,223,562
Operating expenses
Personnel costs	402,389	266,165
Sales and marketing	908,502	414,210
General and administrative	231,376	132,894
Legal and professional fees	156,782	81,234
Amortization expense	26,901	16,653
Total operating expenses	1,725,950	911,156
Gain from operations	233,095	312,406
Other income / (expense)
Interest expense	(153,592)	(13,013)
Goodwill impairment	(4,663,514)
Intangibles impairment	(361,218)
Other income		3,092
Total other income / (expense)	(5,178,324)	(9,921)
Net income / (loss)	$ (4,945,229)	$ 302,485